COMMITMENTS AND GUARANTEES	12 Months Ended
Jan. 03, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND GUARANTEES
COMMITMENTS AND GUARANTEES
COMMITMENTS — The Company has non-cancelable operating lease agreements, principally related to facilities, vehicles, machinery and equipment. Minimum payments have not been reduced by minimum sublease rentals of $2.9 million due in the future under non-cancelable subleases. Rental expense, net of sublease income, for operating leases was $135.9 million in 2014, $146.2 million in 2013, and $148.1 million in 2012.
The following is a summary of the Company’s future commitments which span more than one future fiscal year:

(Millions of Dollars)	Total	2015	2016	2017	2018	2019	Thereafter
Operating lease obligations	$330.5	$83.9	$65.1	$51.8	$40.8	$30.9	$58.0
Marketing commitments	76.9	26.1	24.4	20.3	5.0	1.1	—
Total	$407.4	$110.0	$89.5	$72.1	$45.8	$32.0	$58.0

The Company has numerous assets, predominantly real estate, vehicles and equipment, under various lease arrangements. The Company routinely exercises various lease renewal options and from time to time purchases leased assets for fair value at the end of lease terms.

The Company is a party to synthetic leases for one of its major distribution centers and one of its office buildings. The programs qualify as operating leases for accounting purposes, where only the monthly lease cost is recorded in earnings and the liability and value of the underlying assets are off-balance sheet. As of January 3, 2015, the estimated fair value of assets and remaining obligation for the properties were $38.9 million and $34.4 million, respectively.
GUARANTEES — The Company's financial guarantees at January 3, 2015 are as follows:

(Millions of Dollars)	Term	Maximum Potential Payment	Carrying Amount of Liability
Guarantees on the residual values of leased properties	One to four years	$34.4	$—
Standby letters of credit	Up to three years	90.5	—
Commercial customer financing arrangements	Up to six years	38.9	13.1
Total		$163.8	$13.1

The Company has guaranteed a portion of the residual value arising from its previously mentioned synthetic leases. The lease guarantees aggregate $34.4 million while the fair value of the underlying assets is estimated at $38.9 million. The related assets would be available to satisfy the guarantee obligations and therefore it is unlikely the Company will incur any future loss associated with these lease guarantees.
The Company has issued $90.5 million in standby letters of credit that guarantee future payments which may be required under certain insurance programs.
The Company provides various limited and full recourse guarantees to financial institutions that provide financing to U.S. and Canadian Mac Tool distributors and franchisees for their initial purchase of the inventory and truck necessary to function as a distributor and franchisee. In addition, the Company provides limited and full recourse guarantees to financial institutions that extend credit to certain end retail customers of its U.S. Mac Tool distributors and franchisees. The gross amount guaranteed in these arrangements is $38.9 million and the $13.1 million carrying value of the guarantees issued is recorded in debt and other liabilities as appropriate in the Consolidated Balance Sheet.
The Company provides product and service warranties which vary across its businesses. The types of warranties offered generally range from one year to limited lifetime, while certain products carry no warranty. Further, the Company sometimes incurs discretionary costs to service its products in connection with product performance issues. Historical warranty and service claim experience forms the basis for warranty obligations recognized. Adjustments are recorded to the warranty liability as new information becomes available.
Following is a summary of the warranty liability activity for the years ended January 3, 2015, December 28, 2013, and December 29, 2012:

(Millions of Dollars)	2014	2013	2012
Balance beginning of period	$121.1	$123.2	$124.8
Warranties and guarantees issued	98.0	92.9	86.3
Liability assumed from acquisitions	—	0.1	0.2
Warranty payments and currency	(109.5)	(95.1)	(88.1)
Balance end of period	$109.6	$121.1	$123.2